Condensed Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Statement Of Cash Flows [Abstract]
Borrowings of long-term debt, deferred financing costs and original issuance discount	$ 2.7